Fair value measurements (Details 2) - Warrant derivatives - Significant Unobservable Inputs (Level 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	¥ (105,785)	¥ (185,365)
Unrealized gain included in change in fair value of warrant derivatives	(39,593)	(74,014)
Exercise of warrants reclassified to additional paid-in capital		6,343
Exchange loss	(5,045)	(777)
Balance at the end of the period	¥ (71,237)	¥ (105,785)